UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management, LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  028-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212 588-6600

Signature, Place, and Date of Signing:

 Rich Potapchuk     New York, NY     February 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $337,407 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CDNS 2.625% 01 JUN 2015                         127387AJ7     3774  2500000 PRN      SOLE                  2500000        0        0
ANADARKO PETE CORP             COM              032511107    35402   463800 SH       SOLE                   463800        0        0
CARDIOME PHARMA CORP           COM NEW          14159U202     2731  1038555 SH       SOLE                  1038555        0        0
CHELSEA THERAPEUTICS INTL LT   COM              163428105     4078   795000 SH       SOLE                   795000        0        0
CHEMTURA CORP                  COM NEW          163893209    29967  2642579 SH       SOLE                  2642579        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    15460  2253701 SH       SOLE                  2253701        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107     7582   191380 SH       SOLE                   191380        0        0
DURECT CORP                    COM              266605104     1145   970500 SH       SOLE                   970500        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    30206  3794702 SH       SOLE                  3794702        0        0
HOLOGIC INC                    COM              436440101     2966   169400 SH       SOLE                   169400        0        0
HOWARD HUGHES CORP             COM              44267D107    46403  1050564 SH       SOLE                  1050564        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184      335   500000 SH  PUT  SOLE                   500000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1380  2000000 SH  PUT  SOLE                  2000000        0        0
MBIA INC                       COM              55262C100     1926  1800000 SH  CALL SOLE                  1800000        0        0
MBIA INC                       COM              55262C100     9446   815000 SH       SOLE                   815000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     9783   175000 SH       SOLE                   175000        0        0
MICROMET INC                   COM              59509C105     2876   400000 SH       SOLE                   400000        0        0
NETFLIX INC                    COM              64110L106     1839   404100 SH  PUT  SOLE                   404100        0        0
PAIN THERAPEUTICS INC          COM              69562K100     2850   750000 SH       SOLE                   750000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106     3350   392250 SH       SOLE                   392250        0        0
RESEARCH IN MOTION LTD         COM              760975102     3625   250000 SH       SOLE                   250000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1200  1000000 SH       SOLE                  1000000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      720  2000000 SH  CALL SOLE                  2000000        0        0
STEEL DYNAMICS INC             COM              858119100     1349   102600 SH       SOLE                   102600        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    37169  2375000 SH       SOLE                  2375000        0        0
VIVUS INC                      COM              928551100     1621  1000000 SH  CALL SOLE                  1000000        0        0
VIVUS INC                      COM              928551100    49190  5045077 SH       SOLE                  5045077        0        0
YAHOO INC                      COM              984332106    29034  1800000 SH       SOLE                  1800000        0        0